Debt (Senior Secured Credit Facilities) - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended			0 Months Ended		12 Months Ended				0 Months Ended				1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 07, 2014	Feb. 19, 2013	Dec. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 20, 2014	Sep. 30, 2013	Apr. 29, 2014	Apr. 24, 2014	Apr. 30, 2014	May 09, 2012
Debt And Credit Agreements [Line Items]
Proceeds from debt	$ 148,307,000	$ 2,540,063,000	$ 2,540,063,000	$ 2,225,082,000
Debt instrument interest rate terms	Borrowings under the Amended and Restated Credit Agreement bear interest at a rate equal to either, at our option: (i) the Eurocurrency rate plus an applicable margin for Eurocurrency borrowings as set forth below, or (ii) a base rate determined by the highest of (1) the prime rate of Bank of America, (2) the federal funds effective rate plus 1/2% or (3) LIBOR plus 1.00%, plus an applicable margin for base rate borrowings as set forth below. The Eurocurrency rate is based on LIBOR for all U.S. dollar borrowings and has a floor.		Beginning February 19, 2013, borrowings under the term loan agreement bear interest at a rate equal to either, at our option (i) the Eurocurrency rate plus an applicable margin for Eurocurrency borrowings as set forth below, or (ii) a base rate determined by the highest of (1) the prime rate of Bank of America, (2) the federal funds effective rate plus 1/2% or (3) a LIBOR rate plus 1.00%, plus an applicable margin for base rate borrowings as set forth below. The Eurocurrency rate is based on LIBOR for all U.S. dollar borrowings and has a floor.
Debt Instrument collateral terms	Sabre GLBL Inc.’s obligations under the Amended and Restated Credit Agreement are guaranteed by Sabre Holdings and each of Sabre GLBL Inc.’s wholly-owned material domestic subsidiaries, except unrestricted subsidiaries. We refer to these guarantors together with Sabre GLBL Inc., as the Loan Parties. The Amended and Restated Credit Agreement is secured by (i) a first priority security interest on the equity interests in Sabre GLBL Inc. and each other Loan Party that is a direct subsidiary of Sabre GLBL Inc. or another Loan Party, (ii) 65% of the issued and outstanding voting (and 100% of the non-voting) equity interests of each wholly-owned material foreign subsidiary of Sabre GLBL Inc. that is a direct subsidiary of Sabre GLBL Inc. or another Loan Party, and (iii) a blanket lien on substantially all of the tangible and intangible assets of the Loan Parties.		Sabre GLBL Inc.'s obligations under the Amended and Restated Credit Agreement are guaranteed by Sabre Holdings and each of Sabre GLBL Inc.'s wholly-owned material domestic subsidiaries, except unrestricted subsidiaries. We refer to these guarantors together with Sabre GLBL Inc., as the Loan Parties. The Amended and Restated Credit Agreement is secured by (i) a first priority security interest on the equity interests in Sabre GLBL Inc. and each other Loan Party that is a direct subsidiary of Sabre GLBL Inc. or another Loan Party, (ii) 65% of the issued and outstanding voting (and 100% of the non-voting) equity interests of each wholly-owned material foreign subsidiary of Sabre GLBL Inc. that is a direct subsidiary of Sabre GLBL Inc. or another Loan Party, and (iii) a blanket lien on substantially all of the tangible and intangible assets of the Loan Parties.
Percentage of Issued and outstanding voting equity interests, Secured for Debt	65.00%		65.00%
Percentage of Issued and outstanding non-voting equity interests, Secured for Debt	100.00%		100.00%
Senior Secured Debt (net of cash) to EBITDA, Leverage Ratio			5.5
Debt instrument covenant compliance	Under the Amended and Restated Credit Agreement, the Loan Parties are subject to certain customary non-financial covenants, as well as a maximum Senior Secured Leverage Ratio, which applies if our Revolver utilization exceeds certain thresholds and is calculated as Senior Secured Debt (net of cash) to EBITDA, as defined by the agreement. This ratio was 5.5 to 1.0 for 2013 and is 5.0 to 1.0 for 2014. The definition of EBITDA is based on a trailing twelve months EBITDA adjusted for certain items including non-recurring expenses and the pro forma impact of cost saving initiatives. As of September 30, 2014, we are in compliance with all covenants under the Amended and Restated Credit Agreement.		Under the Amended and Restated Credit Agreement, the loan parties are subject to certain customary non-financial covenants, as well as a maximum Senior Secured Leverage Ratio, which applies if our Revolver utilization exceeds certain thresholds and is calculated as Senior Secured Debt (net of cash) to EBITDA, as defined by the agreement. This ratio was 5.5 to 1.0 for 2013 and is 5.0 to 1.0 for 2014. The definition of EBITDA is based on a trailing twelve months EBITDA adjusted for certain items including non-recurring expenses and the pro forma impact of cost saving initiatives. As of December 31, 2013, we are in compliance with all covenants under the Amended and Restated Agreement.
Outstanding letters of credit			67,000,000	114,000,000
Outstanding amount of credit resulting in reduction of overall credit	60,000,000
Long-term Debt, Gross	3,079,790,000		3,664,794,000
Debt Instrument Periodic Payment			82,000,000
Repayments of debt	797,028,000	2,239,538,000	2,261,061,000	2,924,745,000	30,150,000
Long-term Debt , Repayments of Principal in Next Twelve Months			85,000,000
Payment of debt issuance and third-party debt modification costs			19,116,000	43,275,000
Senior Secured Credit Facilities
Debt And Credit Agreements [Line Items]
Repayments of debt	328,000,000
Senior secured notes due 2019 [Member]
Debt And Credit Agreements [Line Items]
Face value of debt instruments at the time of issuance																	400,000,000
Early repayment of senior debt paid with IPO proceeds						320,000,000
Sourced From Term Loan [Member]
Debt And Credit Agreements [Line Items]
Payment of debt issuance and third-party debt modification costs							14,000,000
Sourced From Cash On Hand [Member]
Debt And Credit Agreements [Line Items]
Payment of debt issuance and third-party debt modification costs							2,000,000
Scenario, Forecast [Member]
Debt And Credit Agreements [Line Items]
Senior Secured Debt (net of cash) to EBITDA, Leverage Ratio								5.0
Minimum [Member]
Debt And Credit Agreements [Line Items]
Senior Secured Debt (net of cash) to EBITDA, Leverage Ratio	1.0	1.0
Maximum [Member]
Debt And Credit Agreements [Line Items]
Senior Secured Debt (net of cash) to EBITDA, Leverage Ratio	5.0	5.5
Term Loan B [Member] | Senior Secured Credit [Member]
Debt And Credit Agreements [Line Items]
Debt variable rate			4.00%
Debt Instrument, maturity date	Feb. 19, 2019		Feb. 19, 2019
Long-term Debt, Gross	1,743,938,000		1,757,250,000
Equal quarterly principal installments			0.25%
Repricing Premium							1.00%
Term Loan C [Member] | Senior Secured Credit [Member]
Debt And Credit Agreements [Line Items]
Debt variable rate			3.00%
Debt Instrument, maturity date	Dec. 31, 2017		Dec. 31, 2017
Long-term Debt, Gross	49,313,000		361,250,000
Term Loan C [Member] | Scenario, Forecast [Member] | Senior Secured Credit [Member]
Debt And Credit Agreements [Line Items]
Equal quarterly principal installments								3.75%	7.50%	5.625%	4.375%
Term Loan C [Member] | Eurocurrency Borrowings [Member] | Senior Secured Credit [Member]
Debt And Credit Agreements [Line Items]
Debt variable rate	3.00%		3.00%
Floor rate	1.00%		1.00%
Term Loan C [Member] | Base Rate | Senior Secured Credit [Member]
Debt And Credit Agreements [Line Items]
Debt variable rate	2.00%		2.00%
Floor rate	2.00%		2.00%
Term Loans [Member]
Debt And Credit Agreements [Line Items]
Debt instrument covenant compliance			We are also required to pay down the term loans by an amount equal to 50% of excess cash flow, as determined by leverage ratios in our Amended and Restated Credit Agreement, each fiscal year end after our annual consolidated financial statements are delivered. This percentage requirement may decrease or be eliminated if certain leverage ratios are achieved. As a result of the Amended and Restated Credit Agreement, no excess cash flow payment was required in 2013 with respect to our results for the year ended December 31, 2012. Additionally, based on our results for the year ended December 31, 2013, we are not required to make an excess cash flow payment in 2014. In the event of certain asset sales or borrowings, the Amended and Restated Credit Agreement requires that we pay down the term loan with the resulting proceeds. Subject to the Repricing Premium discussed above, we may repay the indebtedness at any time prior to the maturity dates without penalty.
Excess cash flow payment percentage			50.00%
Term Loans [Member] | Senior Secured Credit [Member]
Debt And Credit Agreements [Line Items]
Long-term Debt, Gross			2,457,000,000
February 2019 [Member] | Extended Revolving Credit Facility [Member]
Debt And Credit Agreements [Line Items]
Credit facility amount												405,000,000
Term Loan B Incremental Term Loan Facility [Member] | Senior Secured Credit [Member]
Debt And Credit Agreements [Line Items]
Debt instrument interest rate terms			Equal to the LIBOR rate, subject to a 1.00% floor, plus 3.50% per annum.
Debt variable rate			3.50%
Debt Instrument, maturity date	Feb. 19, 2019		Feb. 19, 2019
Long-term Debt, Gross	346,500,000		349,125,000
Repricing Premium		1.00%											1.00%
Term Loan B Incremental Term Loan Facility [Member] | Eurocurrency Borrowings [Member] | Senior Secured Credit [Member]
Debt And Credit Agreements [Line Items]
Debt variable rate	3.50%		3.50%
Floor rate	1.00%		1.00%
Term Loan B Incremental Term Loan Facility [Member] | Base Rate | Senior Secured Credit [Member]
Debt And Credit Agreements [Line Items]
Debt variable rate	2.50%		2.50%
Floor rate	2.00%		2.00%
Letter of Credit [Member]
Debt And Credit Agreements [Line Items]
Overall credit capacity collateralized with restricted cash			1,000,000	2,000,000
Description on collateralized letter of credit	$1 million was collateralized with restricted cash.
Letter of Credit [Member] | Revolving Credit Reduced Value [Member]
Debt And Credit Agreements [Line Items]
Outstanding amount of credit resulting in reduction of overall credit			66,000,000	112,000,000
Revolver Credit Facility [Member]
Debt And Credit Agreements [Line Items]
Credit facility amount							352,000,000
Debt Instrument, maturity date	Feb. 19, 2018
Incremental revolving commitments												53,000,000
Long-term Debt, Gross	0		0
Long-term Debt , Repayments of Principal in Next Twelve Months	22,000,000
Revolver Credit Facility [Member] | Eurocurrency Borrowings [Member]
Debt And Credit Agreements [Line Items]
Applicable margin reduction												2.75%
Revolver Credit Facility [Member] | Base Rate
Debt And Credit Agreements [Line Items]
Applicable margin reduction												1.75%
Revolver Credit Facility [Member] | Repricing Amendments [Member]
Debt And Credit Agreements [Line Items]
Revolving commitment under agreement revised												317,000,000
Repricing amendments, description												The Repricing Amendments also provided for an incremental revolving commitment due February 19, 2019 of $53 million, increasing the Revolver from $352 million to $405 million.
Revolver Credit Facility [Member] | February 2019 [Member]
Debt And Credit Agreements [Line Items]
Credit facility amount	370,000,000
Revolving Commitments [Member]
Debt And Credit Agreements [Line Items]
Credit facility amount												35,000,000
Revolving Commitments [Member] | Repricing Amendments [Member]
Debt And Credit Agreements [Line Items]
Repricing amendments, description												The modification also provides for an incremental revolving commitment of $53 million due February 19, 2019 and extends the maturity date of $317 million of the Revolver to the same date with a provision for earlier maturity on November 19, 2018 if certain conditions are met. See Note 22, Subsequent Events.
Term Loan B [Member]
Debt And Credit Agreements [Line Items]
Credit facility amount							1,775,000,000
Debt Instrument, maturity date	Feb. 19, 2019
Long term debt description	On February 20, 2014, we entered into a series of amendments to our Amended and Restated Credit Agreement (the “Repricing Amendments”) the first of which reduced the Term Loan B’s applicable margin for Eurocurrency and Base rate borrowings to 3.25% and 2.25%, respectively, with a step down to 3.00% and 2.00%, respectively, if the Senior Secured Leverage Ratio (as defined in the Amended and Restated Credit Agreement) is less than or equal to 3.25 to 1.00. It also reduced the Eurocurrency rate floor to 1.00% and the Base rate floor to 2.00%.
Long-term Debt, Gross	1,744,000,000
Equal quarterly principal installments	0.25%
Term Loan B [Member] | Eurocurrency Borrowings [Member]
Debt And Credit Agreements [Line Items]
Debt variable rate												3.25%
Floor rate												1.00%
Term Loan B [Member] | Eurocurrency Borrowings [Member] | Senior Secured Leverage Ratio Less Than or Equal To 3.25 to1 [Member]
Debt And Credit Agreements [Line Items]
Applicable margin reduction												3.00%
Term Loan B [Member] | Base Rate
Debt And Credit Agreements [Line Items]
Debt variable rate												2.25%
Floor rate												2.00%
Term Loan B [Member] | Base Rate | Senior Secured Leverage Ratio Less Than or Equal To 3.25 to1 [Member]
Debt And Credit Agreements [Line Items]
Applicable margin reduction												2.00%
Term Loan B [Member] | February 2019 [Member] | Eurocurrency Borrowings [Member] | Senior Secured Leverage Ratio Less Than or Equal To 3.25 to1 [Member]
Debt And Credit Agreements [Line Items]
Applicable margin reduction												3.00%
Term Loan B [Member] | February 2019 [Member] | Base Rate | Senior Secured Leverage Ratio Less Than or Equal To 3.25 to1 [Member]
Debt And Credit Agreements [Line Items]
Applicable margin reduction												2.00%
Term Loan C [Member]
Debt And Credit Agreements [Line Items]
Credit facility amount							425,000,000
Long-term Debt, Gross	49,000,000
Excess cash flow payment percentage	50.00%
Incremental Term Loan B Facility [Member]
Debt And Credit Agreements [Line Items]
Face value of debt instruments at the time of issuance		350,000,000											350,000,000
Proceeds from debt													350,000,000
Debt instrument interest rate terms	Equal to the LIBOR rate, subject to a 1.00% floor, plus 3.50% per annum.
Debt floor interest rate		1.00%											1.00%
Debt variable rate													3.50%
Provision for increases in interest rates		0.0050											0.0050
Debt Instrument, maturity date	Feb. 19, 2019
Senior Secured Term Loan C [Member]
Debt And Credit Agreements [Line Items]
Debt Instrument, maturity date	Dec. 31, 2017
Debt Instrument Periodic Payment	17,000,000
Senior Secured Term Loan C [Member] | Senior secured notes due 2019 [Member]
Debt And Credit Agreements [Line Items]
Early repayment of senior debt paid with IPO proceeds														$ 90,000,000	$ 207,000,000	$ 296,000,000